REVENUE FROM CONTRACTS WITH CUSTOMERS - Summary of Revenue Disaggregation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7,577.5	$ 6,394.7	$ 5,268.5
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,450.9	3,781.2	3,282.3
Latin America, except Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	142.0	267.2	98.2
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	409.1	256.2	204.5
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	630.2	531.4	453.7
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,840.7	1,437.5	1,130.7
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	104.6	121.2	99.1
Aircraft
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,606.5	4,003.0	3,300.2
Aircraft | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,423.7	2,942.5	2,539.6
Aircraft | Latin America, except Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	63.2	132.0	53.6
Aircraft | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41.2	64.3	20.2
Aircraft | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	354.0	197.2	130.6
Aircraft | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	713.1	639.5	529.0
Aircraft | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11.3	27.5	27.2
Long-term contracts - aircraft and development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	919.1	661.2	457.3
Long-term contracts - aircraft and development | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14.6	0.0	0.8
Long-term contracts - aircraft and development | Latin America, except Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19.7	79.4	0.0
Long-term contracts - aircraft and development | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	205.6	59.3	67.1
Long-term contracts - aircraft and development | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	93.0	154.8	123.4
Long-term contracts - aircraft and development | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	585.7	357.9	266.0
Long-term contracts - aircraft and development | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.5	9.8	0.0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	68.7	43.5	31.1
Other | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.2	2.5	4.2
Other | Latin America, except Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5.1	0.0	0.0
Other | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15.1	0.0	0.0
Other | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5.9	23.0	5.2
Other | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41.5	18.0	21.7
Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0.9	0.0	0.0
Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,417.2	1,229.2	1,021.6
Service | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	741.5	582.7	487.7
Service | Latin America, except Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40.6	50.0	34.1
Service | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	104.5	102.3	94.0
Service | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	111.8	109.6	128.7
Service | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	353.2	324.4	220.6
Service | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65.6	60.2	56.5
Spare Parts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	566.0	457.8	458.3
Spare Parts | North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	270.9	253.5	250.0
Spare Parts | Latin America, except Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13.4	5.8	10.5
Spare Parts | Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42.7	30.3	23.2
Spare Parts | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65.5	46.8	65.8
Spare Parts | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	147.2	97.7	93.4
Spare Parts | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 26.3	$ 23.7	$ 15.4